Exhibit 99.1

World Omni Auto Receivables Trust 2014-A

Monthly Servicer Certificate

September 30, 2017

Dates Covered
Collections Period	09/01/17 - 09/30/17
Interest Accrual Period	09/15/17 - 10/15/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/17	130,560,190.74	13,770
Yield Supplement Overcollateralization Amount 08/31/17	1,235,477.25	0
Receivables Balance 08/31/17	131,795,667.99	13,770
Principal Payments	7,286,533.35	297
Defaulted Receivables	247,986.63	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/17	1,116,700.68	0
Pool Balance at 09/30/17	123,144,447.33	13,451

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	13.98%

Prepayment ABS Speed	1.09%

Overcollateralization Target Amount	8,686,977.62
Actual Overcollateralization	8,686,977.62

Weighted Average APR	3.71%
Weighted Average APR, Yield Adjusted	4.66%
Weighted Average Remaining Term	26.09

Delinquent Receivables:
Past Due 31-60 days	2,799,871.46	221
Past Due 61-90 days	808,090.97	65
Past Due 91-120 days	377,699.94	26
Past Due 121+ days	0.00	0
Total	3,985,662.37	312

Total 31+ Delinquent as % Ending Pool Balance	3.24%

Recoveries	151,237.75

Aggregate Net Losses/(Gains) - September 2017	96,748.88

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.88%
Prior Net Losses Ratio	0.99%
Second Prior Net Losses Ratio	0.52%
Third Prior Net Losses Ratio	0.78%
Four Month Average	0.79%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.41%

Flow of Funds	$ Amount

Collections	7,828,993.77
Advances	(2,043.54)
Investment Earnings on Cash Accounts	8,818.05
Servicing Fee	(109,829.72)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,725,938.56

Distributions of Available Funds
(1) Class A Interest	131,833.35
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,415,743.41
(7) Distribution to Certificateholders	151,646.80
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,725,938.56

Servicing Fee	109,829.72
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 09/15/17	121,873,213.12
Principal Paid	7,415,743.41
Note Balance @ 10/16/17	114,457,469.71

Class A-1
Note Balance @ 09/15/17	0.00
Principal Paid	0.00
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-2
Note Balance @ 09/15/17	0.00
Principal Paid	0.00
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-3
Note Balance @ 09/15/17	1,723,213.12
Principal Paid	1,723,213.12
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-4
Note Balance @ 09/15/17	102,340,000.00
Principal Paid	5,692,530.29
Note Balance @ 10/16/17	96,647,469.71
Note Factor @ 10/16/17	94.4376292%

Class B
Note Balance @ 09/15/17	17,810,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	17,810,000.00
Note Factor @ 10/16/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	158,548.35
Total Principal Paid	7,415,743.41
Total Paid	7,574,291.76

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	1,349.85
Principal Paid	1,723,213.12
Total Paid to A-3 Holders	1,724,562.97

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	5,692,530.29
Total Paid to A-4 Holders	5,823,013.79

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1867142
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.7331371
Total Distribution Amount	8.9198513

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0052523
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	6.7051094
Total A-3 Distribution Amount	6.7103617

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	55.6237081
Total A-4 Distribution Amount	56.8987081

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/17	36,727.10
Balance as of 09/30/17	34,683.56
Change	(2,043.54)

Reserve Account
Balance as of 09/15/17	2,171,744.40
Investment Earnings	1,874.94
Investment Earnings Paid	(1,874.94)
Deposit/(Withdrawal)	-
Balance as of 10/16/17	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40